Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
C000014848_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000014848_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000014848_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.33%
C000014915_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000014915_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000014915_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.33%
C000205052_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000205052_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000205052_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.42%
C000014914_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000014914_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000014914_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.33%
C000014849_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000014849_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000014849_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.33%
C000014916_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000014916_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000014916_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.33%
C000014912_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.96%
C000014912_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000014912_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.33%
C000014848_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® California Municipal Income Fund
C000014848_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,000
C000014848_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,393
C000014848_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,354
C000014848_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,630
C000014848_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 11,043
C000014848_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 12,111
C000014848_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 12,133
C000014848_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 12,052
C000014848_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 11,447
C000014848_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						$ 12,077
C000014848_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,504	$ 12,504	$ 12,504	$ 12,504	$ 12,504
C000014848_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014848_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014848_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,404
C000014848_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,407
C000014848_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014848_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,098
C000014848_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,183
C000014848_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,256
C000014848_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,165
C000014848_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,587
C000014848_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,224
C000014848_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,543	12,543	12,543	12,543	$ 12,543
C000014848_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000014848_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014848_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,395
C000014848_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,421
C000014848_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014848_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,123
C000014848_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,175
C000014848_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,304
C000014848_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,223
C000014848_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,600
C000014848_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,228
C000014848_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,590	$ 12,590	12,590	$ 12,590	$ 12,590
C000014848_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.54%
C000014848_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.64%
C000014848_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.26%
C000014848_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000014848_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.58%
C000014848_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.29%
C000014915_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000014915_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,600
C000014915_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,957
C000014915_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													9,883
C000014915_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,116
C000014915_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,477
C000014915_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,454
C000014915_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,445
C000014915_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,341
C000014915_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,750
C000014915_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,303
C000014915_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,685	$ 11,685	11,685	$ 11,685	$ 11,685
C000014915_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014915_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014915_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,404
C000014915_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,407
C000014915_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014915_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,098
C000014915_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,183
C000014915_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,256
C000014915_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,165
C000014915_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,587
C000014915_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,224
C000014915_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,543	12,543	12,543	12,543	$ 12,543
C000014915_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000014915_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014915_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,395
C000014915_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,421
C000014915_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014915_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,123
C000014915_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,175
C000014915_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,304
C000014915_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,223
C000014915_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,600
C000014915_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,228
C000014915_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,590	$ 12,590	$ 12,590	$ 12,590	$ 12,590
C000014915_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.76%)
C000014915_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.42%)
C000014915_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.57%
C000014915_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.38%
C000014915_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.40%
C000014915_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.98%
C000014915_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000014915_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.58%
C000014915_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.29%
C000205052_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205052_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205052_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,293
C000205052_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,290
C000205052_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,314
C000205052_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,242
C000205052_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,683
C000205052_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,264
C000205052_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,675	$ 11,675	$ 11,675	$ 11,675	11,675
C000205052_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000205052_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205052_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,266
C000205052_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,269
C000205052_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,337
C000205052_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,252
C000205052_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,718
C000205052_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,307
C000205052_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,602	11,602	$ 11,602	11,602	11,602
C000205052_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000205052_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205052_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,299
C000205052_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,273
C000205052_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,393
C000205052_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,318
C000205052_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,741
C000205052_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,323
C000205052_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,658	$ 11,658	$ 11,658	11,658	$ 11,658
C000205052_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.66%
C000205052_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000205052_NoLoadClassMember_2024-03-01_2025-02-28Member
Account Value [Line Items]
Average Annual Return, Percent	2.44%
C000205052_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000205052_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.58%
C000205052_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.34%
C000014914_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000014914_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014914_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,288
C000014914_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,139
C000014914_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,295
C000014914_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,579
C000014914_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,478
C000014914_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,375
C000014914_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,177
C000014914_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,503
C000014914_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,035
C000014914_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,397	$ 11,397	11,397	11,397	$ 11,397
C000014914_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014914_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014914_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,404
C000014914_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,407
C000014914_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014914_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,098
C000014914_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,183
C000014914_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,256
C000014914_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,165
C000014914_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,587
C000014914_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,224
C000014914_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,543	12,543	12,543	12,543	$ 12,543
C000014914_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000014914_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014914_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,395
C000014914_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,421
C000014914_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014914_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,123
C000014914_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,175
C000014914_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,304
C000014914_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,223
C000014914_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,600
C000014914_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,228
C000014914_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,590	$ 12,590	12,590	$ 12,590	$ 12,590
C000014914_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.54%
C000014914_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.43%)
C000014914_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.32%
C000014914_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.54%
C000014914_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.43%)
C000014914_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.32%
C000014914_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000014914_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.58%
C000014914_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.29%
C000014849_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® California Limited Term Tax-Free Bond Fund
C000014849_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014849_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,217
C000014849_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,190
C000014849_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,255
C000014849_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,525
C000014849_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,999
C000014849_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,119
C000014849_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,935
C000014849_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,688
C000014849_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,071
C000014849_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,395	$ 11,395	11,395	$ 11,395	$ 11,395
C000014849_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index
C000014849_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014849_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,226
C000014849_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,227
C000014849_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,281
C000014849_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,558
C000014849_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,993
C000014849_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,145
C000014849_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,965
C000014849_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,791
C000014849_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,187
C000014849_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,506	11,506	11,506	11,506	$ 11,506
C000014849_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000014849_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014849_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,395
C000014849_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,421
C000014849_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014849_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,123
C000014849_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,175
C000014849_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,304
C000014849_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,223
C000014849_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,600
C000014849_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,228
C000014849_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,590	$ 12,590	12,590	$ 12,590	$ 12,590
C000014849_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.93%
C000014849_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.71%
C000014849_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.31%
C000014849_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.85%
C000014849_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.92%
C000014849_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.41%
C000014916_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000014916_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014916_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,391
C000014916_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,343
C000014916_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,609
C000014916_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,010
C000014916_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,063
C000014916_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,074
C000014916_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,983
C000014916_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,374
C000014916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,978
C000014916_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,400	$ 12,400	12,400	$ 12,400	$ 12,400
C000014916_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014916_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014916_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,404
C000014916_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,407
C000014916_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014916_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,098
C000014916_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,183
C000014916_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,256
C000014916_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,165
C000014916_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,587
C000014916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,224
C000014916_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,543	12,543	12,543	12,543	$ 12,543
C000014916_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000014916_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014916_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,395
C000014916_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,421
C000014916_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014916_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,123
C000014916_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,175
C000014916_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,304
C000014916_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,223
C000014916_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,600
C000014916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,228
C000014916_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,590	$ 12,590	12,590	$ 12,590	$ 12,590
C000014916_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.52%
C000014916_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.55%
C000014916_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.17%
C000014916_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000014916_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.58%
C000014916_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.29%
C000014912_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000014912_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,600
C000014912_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,951
C000014912_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													9,881
C000014912_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,110
C000014912_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,467
C000014912_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,440
C000014912_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,423
C000014912_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,309
C000014912_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,707
C000014912_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,249
C000014912_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,619	$ 11,619	11,619	$ 11,619	$ 11,619
C000014912_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014912_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000014912_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,404
C000014912_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,407
C000014912_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,682
C000014912_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,098
C000014912_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,183
C000014912_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,256
C000014912_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,165
C000014912_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,587
C000014912_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,224
C000014912_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,543	12,543	12,543	12,543	$ 12,543
C000014912_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000014912_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,000
C000014912_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,395
C000014912_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,421
C000014912_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,682
C000014912_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 11,123
C000014912_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 12,175
C000014912_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 12,304
C000014912_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 12,223
C000014912_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 11,600
C000014912_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						$ 12,228
C000014912_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,590	$ 12,590	$ 12,590	$ 12,590	$ 12,590
C000014912_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.85%)
C000014912_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.51%)
C000014912_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.51%
C000014912_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.28%
C000014912_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.31%
C000014912_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.93%
C000014912_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000014912_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.58%
C000014912_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.29%